Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Liability For Future Policy Benefit, Weighted Average Discount Rates (Detail)	Mar. 31, 2026	Mar. 31, 2025
Yen-denominated insurance (First Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Weighted average of the original discount rates	1.90%	1.80%
Weighted average of the current discount rates	4.00%	2.70%
Yen-denominated insurance (Third Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Weighted average of the original discount rates	1.70%	1.70%
Weighted average of the current discount rates	4.20%	2.70%
Foreign currency denominated insurance
Liability for Future Policy Benefit, Activity [Line Items]
Weighted average of the original discount rates	3.40%	3.30%
Weighted average of the current discount rates	6.00%	5.90%